Management of financial risks and financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of financial assets representing the maximum exposure to credit risk
The carrying amount of the financial assets representing the maximum exposure to credit risk is shown in the table below:

	2020	2019

Financial assets
Securities purchased under agreements to resell	6,627,409	9,490,090
Securities	70,457,761	27,326,481
Public securities	51,944,301	20,381,125
Private securities	18,513,460	6,945,356
Derivative financial instruments	7,559,433	4,085,004
Securities trading and intermediation	1,051,566	504,983
Accounts receivable	506,359	462,029
Loan operations	3,918,328	386
Other financial assets	69,971	19,805
Off-balance exposures (credit card limits)	35,810	—
Total	90,226,637	41,888,778

Summary of financial liabilities into groupings based on their contractual maturities
The tables below summarizes the Group’s financial liabilities into groupings based on their contractual maturities:

						2020
Liabilities	Up to 1 month	From 2 to 3 months	From 3 to 12 months	From 1 to 5 years	Above 5 years	Contractual cash flow

Securities loaned	2,237,442	—	—	—	—	2,237,442
Derivative financial instruments	1,572,140	814,220	2,643,065	2,205,410	584,529	7,819,364
Securities sold under repurchase agreements	31,839,344	—	—	—	—	31,839,344
Securities trading and intermediation	20,303,121	—	—	—	—	20,303,121
Deposits	112,037	58,966	2,353,648	497,099	—	3,021,750
Structured operations certificates	—	—	2,434	853,118	1,322,907	2,178,459
Borrowings and lease liabilities	6,378	12,710	32,568	375,504	65,375	492,535
Debentures	—	—	—	335,250	—	335,250
Accounts payables	859,550	—	—	—	—	859,550
Other financial liabilities	1,052,174	—	—	462,000	—	1,514,174
Total	57,982,186	885,896	5,031,715	4,728,381	1,972,811	70,600,989

						2019
Liabilities	Up to 1 month	From 2 to 3 months	From 3 to 12 months	From 1 to 5 years	Above 5 years	Contractual cash flow

Securities loaned	2,021,707	—	—	—	—	2,021,707
Derivative financial instruments	1,557,088	211,882	685,566	732,286	42,414	3,229,236
Securities sold under repurchase agreements	15,638,407	—	—	—	—	15,638,407
Securities trading and intermediation	9,114,546	—	—	—	—	9,114,546
Deposits	70,195	—	—	—	—	70,195
Structured operations certificates	—	—	—	—	19,474	19,474
Borrowings and lease liabilities	8,239	26,258	81,953	521,034	—	637,484
Debentures	—	—	435,230	400,000	—	835,230
Accounts payables	266,813	—	—	—	—	266,813
Other financial liabilities	8,962	—	—	—	—	8,962
Total	28,685,957	238,140	1,202,749	1,653,320	61,888	31,842,054

Summary of sensitivity analysis

				2020
Trading portfolio	Exposures	Scenarios
Risk factors	Risk of variation in:	I	II	III
Pre-fixed	Pre-fixed interest rate in Reais	(191)	(9,056)	(33,402)
Exchange coupons	Foreign currencies coupon rate	(379)	(5,508)	(11,184)
Foreign currencies	Exchange rates	(1,997)	(169,318)	(373,807)
Price indexes	Inflation coupon rates	(311)	(14,384)	(28,434)
Shares	Shares prices	(4,957)	(107,704)	(167,737)
		(7,835)	(305,970)	(614,564)

				2019
Trading portfolio	Exposures	Scenarios
Risk factors	Risk of variation in:	I	II	III
Pre-fixed	Pre-fixed interest rate in Reais	(907)	(163,057)	(445,866)
Exchange coupons	Foreign currencies coupon rate	(67)	570	(854)
Foreign currencies	Exchange rates	(2,102)	(1,493)	43,908
Price indexes	Inflation coupon rates	(63)	(782)	(301)
Shares	Shares prices	(442)	(8,780)	(57,390)
		(3,581)	(173,542)	(460,503)